OTHER COMPREHENSIVE INCOME - Tax effects allocated to each component of other comprehensive income (loss) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Before Tax Amount
Foreign currency translation adjustments	¥ 125,667	¥ (188,909)	¥ (52,440)
Unrealized holding gain (loss) on securities:
Amount arising during the period		348,300	(37,079)
Net unrealized holding gain (loss) during the period		348,300	(37,079)
Adjustments related to retirement and severance benefits:
Amount arising during the period	5,507	(3,717)	19,831
Net adjustments related to retirement and severance benefits	5,507	(3,717)	19,831
Other comprehensive income (loss)	131,174	155,674	(69,688)
Tax Benefit (Expense)
Foreign currency translation adjustments		(15,361)	446
Unrealized holding gain on securities:
Amount arising during the period		(106,650)	21,320
Net unrealized holding gain during the period		(106,650)	21,320
Adjustments related to retirement and severance benefits:
Amount arising during the period	(1,686)	1,138	(6,072)
Net adjustments related to retirement and severance benefits	(1,686)	1,138	(6,072)
Other comprehensive income (loss)	(1,686)	(120,873)	15,694
Net of Tax Amount
Foreign currency translation adjustments	125,667	(204,270)	(51,994)
Unrealized holding gain on securities:
Amount arising during the period		241,650	(15,759)
Net unrealized holding gain during the period		241,650	(15,759)
Adjustments related to retirement and severance benefits:
16th note	3,821	(2,579)	13,759
Net adjustments related to retirement and severance benefits	3,821	(2,579)	13,759
Total other comprehensive income (loss)	¥ 129,488	¥ 34,801	¥ (53,994)